DISCONTINUED OPERATIONS - Operating Results of Divested Businesses (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Operating results of discontinued operations:
Net Sales									$ 38.4	$ 973.2	$ 1,060.9
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)									(42.0)	488.8	104.4
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)									(14.0)	69.8	36.5
Net (loss) earnings from discontinued operations	(9.6)	(3.9)	(10.6)	(4.0)	354.8	25.0	26.1	13.2	(28.0)	419.0	67.9
Assets Held-for-sale, Current	10.1				171.7				10.1	171.7
Liabilities of Assets Held-for-sale	6.3				37.3				6.3	37.3
Hardware & Home Improvement
Operating results of discontinued operations:
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)										384.7
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)										25.8
Tong Lung [Member] [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	10.1				171.7				10.1	171.7
Liabilities of Disposal Group, Including Discontinued Operation, Current	$ 6.3				$ 37.3				$ 6.3	$ 37.3